Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements	The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
BTB	November 28, 2011	BVI	Parent	Investment holding
Wholly owned subsidiaries of BTB
Bit Brother New York Inc. (“BTB NY”)	May 22, 2018	USA	100% owned by BTB	Investment holding
Bitmine Inc. (“Bitmine”)	November 29, 2021	USA	100% owned by BTB	Blockchain business
NTH Holdings Limited (“MYT BVI”)	August 28, 2018	BVI	100% owned by BTB	Investment holding
BTB Limited (“BTB HK”)	July 10, 2020	Hong Kong	100% owned by BTB NY	Investment holding
Tea Language Group Limited (“MYT HK”)	September 11, 2018	Hong Kong	100% owned by MYT BVI	Investment holding
Suzhou BTBOX Technology Co., Ltd.(“BTBox”)	November 1, 2021	PRC	100% owned by BTB HK	Blockchain business
Hunan Bit Brothers Investment Co., Ltd. (“BTB Investment”)	May 25, 2021	PRC	100% owned by BTB HK	Blockchain business
Hunan Yi Tai Continental Holding Group Co. Ltd. (“Hunan Yitai”)	December 20, 2021	PRC	100% owned by BTB Investment	Blockchain business
Qinddao BitBrother International Trading Co., Ltd. (“BTB Trading”)	December 7, 2022	PRC	100% owned by BTB Investment	Trading
Hunan Yitai Continental Digital Technology Co., Ltd. (“Hunan Yi Tai Digital”)	December 30, 2021	PRC	100% owned by Hunan Yitai	Blockchain business
Mingyuntang(Shanghai) Tea Co., Ltd. (“Shanghai MYT”)	October 19, 2019	PRC	100% owned by MYT HK	Investment holding
Qingdao Ether Continent Digital Technology Co., Ltd. (“Qingdao ECDT”)	March 22, 2021	PRC	100% owned by MYT HK	Investment holding
Shenzhenshi Bit Brother Investment Co., Ltd. (SZ BTB)	17-Nov-22	PRC	100% owned by BTB HK	Investment holding
DongFangYaGuang (Shenzhen) Food & Beverage Management Co., Ltd.(DongFangYaYuan)	18-Apr-23	PRC	100% owned by SZ BTB	Food & beverage management
Damochaoka (Shenzhen) Commercial Management Co., Ltd.(Damochaoka)	24-May-23	PRC	70% owned by SZ BTB	Food & beverage management
Shenzhen Palm Control Intelligence Co., Ltd.. (SZ Palm Control)	16-Mar-23	PRC	70% owned by SZ BTB	Information technology consultancy
BiGeHaiSi (Shenzhen) Health Management Co., Ltd. (Bigehaisi)	6-Apr-23	PRC	100% owned by SZ BTB	Investment holding
Botewei (Shenzhen) Technology Co., Ltd. (Botewei)	14-Apr-23	PRC	100% owned by BiGeHaiSi	Selling of medical devices in class one and leasing of medical devices in class one.
Easy May(Shenzhen) Commercial Management Co., Ltd.(“Easy May”)	12-May-23	PRC	70% owned by 比格海思	Invasive diagnostics and treatment
VIE
Hunan bit Brothers Holdings(“BTB Hunan”)	May 13, 2021	PRC	VIE	Blockchain business
Hunan Ming Yun TangBrand Management Co., Ltd. (“Hunan MYT”)	October 17, 2018	PRC	VIE	Provision of high-quality tea beverages in its tea shop chain
39Pu*	April 14, 2011	PRC	VIE	Dark tea distribution
VIEs’ Subsidiaries
Hunan Bit Brothers Digital Technology Co., Ltd, (“BTB Hunan Digital”)	May 20, 2021	PRC	100% owned by BTB Hunan	Blockchain business
Changsha Kaidian Daren Food Trading Co., Ltd. (“Kaidiandaren”)	May 27, 2014	PRC	51% owned by Hunan MYT	Provision of high-quality tea beverages in its tea shop chain
Hunan Chuangyeying Brand Management Co., Ltd. (“Chuangyeying”)	December 13, 2013	PRC	51% owned by Hunan MYT	Provision of high-quality tea beverages in its tea shop chain